Related Party Transactions - Founder Shares (Details) - Founder shares - Sponsor	Apr. 07, 2021 $ / shares
Related Party Transactions
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Transfer assign or sell any shares or warrants after completion of initial business combination threshold consecutive trading days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Class B Common Stock
Related Party Transactions
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Transfer assign or sell any shares or warrants after completion of initial business combination threshold consecutive trading days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days